Note 7 - Balance Sheet Disclosure - Provisions and Contingent Liabilities - Current Other Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accruals and deferrals	€ 1,635	€ 1,271	€ 1,463
Employee tax liabilities (wage and church tax)	571	444	146
Tax liabilities (taxes and interest)	57	109	80
Other current liabilities	€ 2,280	2,207	€ 1,689
Previously stated
Accruals and deferrals		2,011
Employee tax liabilities (wage and church tax)		372
Tax liabilities (taxes and interest)		109
Other current liabilities		€ 2,492